UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CONNECTICUT MUNICIPAL
MONEY MARKET FUND

FORM N-Q
NOVEMBER 30, 2010

Schedule of investments (unaudited)
November 30, 2010

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 99.8%

Education — 33.6%

Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.280%	7/1/37	$7,850,000	$7,850,000	(a)(b)
The Taft School, LOC-Wells Fargo Bank N.A.	0.370%	7/1/22	4,250,000	4,250,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.260%	7/1/34	5,350,000	5,350,000	(a)(b)
Westminster School, LOC-Bank of America N.A.	0.370%	7/1/32	1,000,000	1,000,000	(a)(b)
Westover School, LOC-TD Banknorth	0.260%	7/1/30	8,470,000	8,470,000	(a)(b)(c)
Yale University	0.190%	7/1/35	7,100,000	7,100,000	(a)(b)
Yale University	0.210%	7/1/36	4,000,000	4,000,000	(a)(b)
YMCA of Metropolitan Hartford Inc., LOC-Bank of America N.A.	0.590%	7/1/38	4,000,000	4,000,000	(a)(b)
Connecticut State, HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.270%	7/1/30	8,800,000	8,800,000	(a)(b)
Yale University	0.190%	7/1/36	565,000	565,000	(a)(b)
Yale University	0.190%	7/1/36	35,000	35,000	(a)(b)
Yale-New Haven Hospital, LOC-Bank of America N.A.	0.300%	7/1/36	500,000	500,000	(a)(b)
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Bilbao Vizcaya	0.250%	10/1/21	7,900,000	7,900,000	(a)(b)
University of Connecticut, AGM	3.375%	2/15/11	1,150,000	1,157,333

Total Education				60,977,333

General Obligation — 25.8%

Brooklyn, CT, GO, BAN	1.500%	11/14/11	2,020,000	2,038,771
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/24	110,000	110,000	(a)(b)
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/21	2,080,000	2,080,000	(a)(b)
Connecticut State, GO:
SPA-Dexia Credit Local	0.310%	3/1/23	840,000	840,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.380%	2/15/21	6,550,000	6,550,000	(a)(b)
Danbury, CT, GO, BAN	1.500%	7/28/11	3,000,000	3,023,303
Ellington, CT, GO, BAN	2.000%	4/5/11	410,000	411,742
Glastonbury, CT, GO, BAN	1.500%	11/14/11	1,135,000	1,146,849
Greenwich, CT, GO, BAN	1.500%	1/27/11	200,000	200,309
Hartford, CT, GO, BAN	2.500%	4/14/11	4,400,000	4,432,460
Killingly, CT, GO, BAN	1.250%	5/3/11	3,900,000	3,911,868
Litchfield, CT, GO, BAN	1.500%	2/9/11	475,000	475,678
Madison, CT, GO, BAN	1.000%	12/15/10	500,000	500,076
New Milford, CT, GO, BAN	1.500%	7/26/11	4,000,000	4,029,742
Newington, CT, GO	2.000%	4/1/11	105,000	105,582
Regional School District No. 16, CT, GO, BAN	1.500%	12/8/11	1,490,000	1,503,291	(d)
Seymour, CT, GO, BAN	2.000%	8/11/11	2,365,000	2,391,120
Torrington, CT, GO, BAN	1.500%	12/1/10	3,195,000	3,195,000
Waterbury, CT, GO, BAN	2.000%	8/31/11	4,075,000	4,121,210
Westbrook, CT, GO, BAN	1.000%	7/21/11	595,000	596,616
Windham, CT, GO	2.000%	6/1/11	325,000	327,422
Windsor Locks, CT, GO, BAN	1.000%	10/6/11	3,520,000	3,536,016
Woodbury, CT, GO, BAN	1.250%	8/16/11	1,330,500	1,336,668

Total General Obligation				46,863,723

Health Care — 18.9%

Connecticut State Development Authority Healthcare Revenue, Corporation Independent Living Project, LOC-HSBC Bank	0.270%	7/1/15	1,990,000	1,990,000	(a)(b)
Connecticut State HEFA Revenue:
Covenant Retirement, LOC-LaSalle Bank N.A.	0.280%	12/1/29	75,000	75,000	(a)(b)
Danbury Hospital, LOC-Wells Fargo Bank N.A.	0.270%	7/1/36	5,350,000	5,350,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)
November 30, 2010

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Health Care — continued
Greenwich Hospital, LOC-Bank of America N.A.	0.300%	7/1/26	$400,000	$400,000	(a)(b)
Hoffman Summerwood Community, LOC-TD Banknorth N.A.	0.300%	7/1/37	7,625,000	7,625,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.260%	7/1/37	5,000,000	5,000,000	(a)(b)
Masonicare Care, LOC-Wells Fargo Bank N.A.	0.280%	7/1/37	4,540,000	4,540,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.270%	7/1/25	1,930,000	1,930,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.300%	7/1/25	1,350,000	1,350,000	(a)(b)
Connecticut State, HEFA Revenue:
Hospital of Central Connecticut, LOC-Bank of America N.A.	0.260%	7/1/24	1,400,000	1,400,000	(a)(b)
Masonicare, LOC-Wells Fargo Bank N.A.	0.260%	7/1/37	200,000	200,000	(a)(b)
New Canaan, CT, Housing Authority Revenue, Village at Waveny Care Center Inc., LOC-Bank of America N.A.	0.290%	1/1/22	4,470,000	4,470,000	(a)(b)

Total Health Care				34,330,000

Housing: Multi-Family — 5.9%

Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.330%	5/15/31	200,000	200,000	(a)(b)(e)
Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing Underwood Tower Project, AGM, SPA-Societe Generale	0.410%	6/1/20	5,900,000	5,900,000	(a)(b)
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project	0.270%	12/1/28	4,500,000	4,500,000	(a)(b)(e)

Total Housing: Multi-Family				10,600,000

Housing: Single Family — 5.7%

Connecticut State HFA:
CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.270%	7/1/32	1,550,000	1,550,000	(a)(b)
Housing Mortgage Finance Program	0.450%	11/15/11	2,000,000	2,000,000	(d)(f)
Housing Mortgage Finance Program	0.450%	11/15/11	2,000,000	2,000,000	(d)(f)
Housing Mortgage Finance Program, AMBAC, SPA-FHLB	0.380%	11/15/33	600,000	600,000	(a)(b)(e)
Housing Mortgage Finance Program, AMBAC, SPA-FHLB	0.260%	11/15/34	4,100,000	4,100,000	(a)(b)

Total Housing: Single Family				10,250,000

Industrial Revenue — 1.2%

Connecticut State Development Authority, IDR, Northeast Foods Inc. Project, LOC-Bank of America	0.610%	6/1/13	2,100,000	2,100,000	(a)(b)(c)(e)

Life Care Systems — 0.2%

Connecticut State HEFA Revenue, Jerome Home, LOC-Bank of America N.A.	0.410%	7/1/36	400,000	400,000	(a)(b)

Tax Allocation — 0.6%

Connecticut State, Special Tax Obligation Revenue, AGM, Transportation Infrastructure	5.500%	11/1/11	1,000,000	1,043,034

Transportation — 7.9%

Capital City EDA, SPA-Bank of America N.A.	0.410%	6/15/24	1,170,000	1,170,000	(a)(b)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.410%	6/15/34	9,050,000	9,050,000	(a)(b)
Connecticut State Development Authority, Airport Facility Revenue, Embraer Aircraft Holding Inc., LOC-Citibank N.A.	0.270%	10/1/37	2,760,000	2,760,000	(a)(b)
Connecticut State, Special Tax Obligation Revenue, Second Lien, AGM, SPA-Bank of America	0.300%	12/1/10	400,000	400,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)
November 30, 2010

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Transportation — continued
Puerto Rico Commonwealth Highway & Transportation Authority Revenue	0.320%	7/1/28	$1,000,000	$1,000,000	(a)(b)

Total Transportation				14,380,000

TOTAL INVESTMENTS — 99.8% (Cost — $180,944,090#)				180,944,090
Other Assets in Excess of Liabilities — 0.2%				396,688

TOTAL NET ASSETS — 100.0%				$181,340,778

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is purchased on a when-issued basis.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(f)	Maturity date shown represents the mandatory tender date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CIL	- Corporation for Independent Living
EDA	- Economic Development Authority
FHLB	- Federal Home Loan Bank
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
IDR	- Industrial Development Revenue
LOC	- Letter of Credit
SPA	- Standby Bond Purchase Agreement - Insured Bonds

Ratings Table*

S&P/Moody’s/Fitch**

A-1	62.6%
VMIG 1	15.5
SP-1	8.7
MIG1	7.3
AA	1.5
F-1	0.3
NR	4.1

100.0%

*As a percentage of total investments.
** S&P primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 4 through 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.

C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.

CC	—	Default of some kind appears probable.

C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2	—	Have a strong ability to repay short-term debt obligations.

P-3	—	Have an acceptable ability to repay short-term debt obligations.

NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Connecticut Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$180,944,090	—	$180,944,090

†See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Connecticut.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(d) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2010, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

3. Regulatory matter

The Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rule, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 25, 2011

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: January 25, 2011